Mortgage Banking Activities, Managed Servicing Portfolio Components (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	$ 1,854	$ 1,837
Total managed servicing portfolio	2,340	2,329
Ratio of MSRs to related loans serviced for others	0.76%	0.86%
Commercial Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	398	408
Owned loans serviced	106	99
Subservicing	14	13
Total managed servicing portfolio	518	520
Residential Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	1,456	1,429
Owned loans serviced	358	371
Subservicing	8	9
Total managed servicing portfolio	$ 1,822	$ 1,809